UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-22214

Advanced Equities Late Stage Opportunities Fund I LLC
(Exact name of registrant as specified in charter)

311 S. Wacker Dr. #6150 Chicago, IL			60606
(Address of principal executive offices)			(Zip code)

(Name and address of agent for service)

Registrant’s telephone number, including area code:		312-377-4981

Date of fiscal year end:	December 31

Date of reporting period:	June 30,2009

Item 1. Reports to Stockholders

SEMI-ANNUAL REPORT

June 30, 2009

ADVANCED EQYUITIES LATE STAGE OPPORTUNITIES FUND I LLC

311 S. Wacker Dr. #6150

Chicago, IL  60606

312-377-4981

ADVANCED EQUITIES LATE STAGE OPPORTUNITIES FUND I LLC

June 30, 2009

Dear Shareholders:

Please accept this first Semi-Annual Report of the Advanced Equities Late Stage Opportunities Fund I LLC, (“Fund”).  You are being provided this report as part of the Fund’s registration with the Securities and Exchange Commission, (“SEC”) as a Registered Investment Company.

Investment Strategy:

The investment strategy for the Fund has not changed in the last 6 months.  The Fund invests in private, late stage technology companies.

Portfolio Companies:

The Fund has investments in three Portfolio Companies; Alien Technology Corporation, Force 10 Networks, Inc. and Ygnition Networks, Inc.

Annual Activity:

During the second quarter of this year, Force 10 merged with Turin Networks.  The resulting entity kept the name Force 10 Networks.  The Fund’s 11,726,942 shares of Force 10 Networks Series E Preferred, with a cost of $10,108,624, were exchanged for 8,940 shares of Series A Preferred shares with a price of $1,130.7186, or a total of $10,108,642 in total value.  Shortly thereafter, Force 10 issued a Series B Preferred offering.  If the Fund participated in this offering, with certain minimum requirements, the Series A Preferred shares would be converted into Series A1 shares.  As of June 30, 2009, the limited partners of the Fund contributed capital of $537,896.64.  These funds purchased 4,448 shares of Series B Preferred at a price of $120.93 per share.  This investment was enough for the Fund’s investment in Series A to be converted to Series A1.

Realized Gain or Loss:

As there was no liquidity event, sale or write off, there was no realized gain or loss in 2009 to date.

Unrealized Gain or Loss:

Due to accounting standards announcement FAS 157, assets are required to be priced at fair market for reporting purposes.  This may create an unrealized gain or loss to be reported to the SEC.  This unrealized gain or loss shall not be reported to the IRS for tax purposes.  Additionally, your investment in the Fund for custodial reporting, and quarterly confirms shall remain at cost.

Shareholder Statement Frequency:

A statement summarizing the client Fund account at cost is sent quarterly.  In addition, a confirmation is sent whenever a transaction occurs.   Transactions include a purchase of membership shares.

Questions about your investment:

For any questions about your account statement or the Fund, please contact your investment advisor.  Or, please call Advanced Equities, Inc. at 312.377.5300.

Sincerely,

Byron Crowe

President

Schedule of Investments

June 30, 2009 (Unaudited)

Investment	% of Fund	Security	Shares	Total Cost	June 09 Fair Value/Shr	June 2009 Fair Value

Force 10 Networks, Inc.		Series E Preferred	11,726,942	$10,108,624.00	0	$—
Total Force 10 Networks, Inc.	5.59%		11,726,942	$10,108,624.00	$—	$—

Force 10 Networks, Inc.		Series A1	8,940	$—	$120.9300	$1,081,114
Total Force 10 Networks, Inc.	2.78%		8,940	$—	$120.9300	$1,081,114

Force 10 Networks, Inc.		Series B	4,448	$537,896.64	$120.9300	$537,897
Total Force 10 Networks, Inc.			4,448	$537,896.64	$120.9300	$537,897

Ygnition Networks, Inc.		Series D Preferred	9,207,897	$9,767,921.30	0.59	$5,470,412
Total Ygnition Networks, Inc.	28.30%		9,207,897	$9,767,921.30	$0.59410	$5,470,412

Alien Technology Corporation		Series H Preferred	2,000,000	$10,000,000.00	$—
Total Alien Technology Corporation			2,000,000	$10,000,000.00	$—

Alien Technology Corporation		Series I Preferred	245,662	$982,653.74	$—
Total Alien Technology Corporation			245,662	$982,653.74	$—

Alien Technology Corporation		Series 1 Preferred	1,256,669	$1,256,669.00	$1.00	$1,256,669
Total Alien Technology Corporation	6.50%		1,256,669	$1,256,669.00	$1.00	$1,256,669

Alien Technology Corporation		Series 2 Preferred	10,982,654		$1.00	$10,982,654
Total Alien Technology Corporation	56.82%		10,982,654		$1.00	$10,982,654

TOTAL ASSETS	100%		23,180,501	$32,653,764.68	$0.59	$19,328,745

Statement of Changes in Net Assets

For the period January 1, 2009 to June 30, 2009

(Unaudited)

	2006	2007	2008	06/30/2009
Change in Net Asets Resulting from Operations:
Unrealized Gain/(Loss)	$(2,000,006)	$1,958,399	(8,189,108)	(5,094,305)
Interest Investment Income	$—	$—	$—	$—
Net Increase/(Decrease) in Net Assets Resulting from Operations	$(2,000,006)	$1,958,399	$(8,189,108)	$(5,094,305)

Change in Net Assets Resulting from Capital Transactions:
Contributions	$982,654	$—	$1,256,669	$537,897
Net Increase/(Decrease) in Net Assets Resulting from Capital	$982,654	$—	$1,256,669	$537,897

Net Increase in Net Assets	$(1,017,352)	$1,958,399	$(6,932,439)	$(4,556,408)

Net Assets, Beginning of Period	$29,881,030	$28,863,678	$30,822,078	$23,889,638

Net Assets, End of Period	$28,863,678	$30,822,078	$23,889,638	$19,333,230

Statement of Changes in Cash Flow

For the period January 1, 2009 to June 30, 2009

(Unaudited)

Change in Net Asets Resulting from Operations:
Unrealized Gain/(Loss)	$(5,094,305)
Interest Investment Income	$—
Net Increase/(Decrease) in Net Assets Resulting from Operations	$(5,094,305)

Change in Net Assets Resulting from Capital Transactions:
Contributions	$537,897
Net Increase/(Decrease) in Net Assets Resulting from Capital	$537,897

Net Increase in Net Assets	$(4,556,408)

Net Assets, Beginning of Period	$23,889,638

Net Assets, End of Period	$19,333,230

Advanced Equities Late Stage Opportunites Fund I, LLC

Financial Highlights

The following represents the ratios to average net assets and other supplemental information of the years/period indicated:

Years ended December 31:	2005	2006	2007	2008	06/30/2009

Ratio of net investment loss to average net assets

Ratio of total expenses to average net assets

Portfolio turnover rate

Total Return		-3.40%	6.78%	-22.49%	-19.07%

Net asset value at end of year/period	29,881,030	28,863,678	30,822,078	23,889,638	19,333,230

Advanced Equities Late Stage Opportunites Fund I, LLC

Statement of Assets and Liabilities

June 30, 2009

(Unaudited)

ASSETS
Cash	$4,485
Investments in Portfolio Companies at Cost	$19,328,745

Total Assets	$19,333,230

LIABILITIES

Total Liabilities	$—

CAPITAL
Partners’ Capital	$32,658,250
Unrealized Gain/(Loss)	$(5,094,305)
Accumuated Unrelized Gain/(Loss)	$(8,230,715)

Net Assets	$19,333,230

Statement of Operations

June 30, 2009 (Unaudited)

INVESTMENT INCOME
Unrealized Gain/(Loss)	$(5,094,304.72)
Interest Investment Income	$—

Total Investment Income	$(5,094,304.72)

Expenses

Total Expenses	$—

Net Income/(Loss)	$(5,094,304.72)

Net Increase/(Decrease) in Net Assets Resulting from Operations	$(5,094,304.72)

Item 2. Code of Ethics.

Registrant has adopted a code of ethics.  See attached Exhibit A

Item 3. Audit Committee Financial Expert

Registrant’s Board of Directors has determined that it does not have an “audit committee financial expert” serving on its audit committee.  While the Fund believes that each of the members of its audit committee has sufficient knowledge of accounting principles and financial statements to serve on the audit committee, none has the requisite experience to qualify as an “audit committee financial expert” as such term is defined by the SEC.

Item 4. Principal Accountant Fees and Services

a) Audit Fees

There have been no Audit Fees charged for a 2009 audit to date.  Any audit fees will be paid by an affiliate of the Fund.

b) Audit-Related Fees

There were no fees billed in each of the last three fiscal years for Audit-Related Fees.

c) Tax Fees.

The registrant’s principal accountant did not bill the registrant for tax compliance, tax advice, tax planning and tax return preparation.  All fees billed to the registrant are paid by an affiliate of the Fund.

d) All Other Fees.

There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant to the registrant, other than the services reported in paragraphs a) — c) of this Item 4.

e) (1) None.

e) (2) None.

f) Not Applicable.

g) See tax fees disclosed in paragraph c) of this Item 4.

h) Not applicable, as no non-audit services were provided to registrant’s investment adviser.

Item 5. Audit Committee of Listed Registrants.

Not Applicable.

Item 6. Schedule of Investments.

Schedule of investments in securities is included as part of the report to shareholders filed under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9. Purchases of Equity Securities By Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

None.

Item 11. Controls and Procedures.

a)     The disclosure controls and procedures of the Fund are periodically evaluated.  As of April 1, 2008, the date of the last evaluation, we concluded that our disclosure controls and procedures are adequate.

b)    The internal controls of the Fund are periodically evaluated.  There were no changes to the Funds’ internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, such controls.

Item 12. Exhibits.

a)     Code of Ethics.

b)    Certifications pursuant to Sec 302 of the Sarbanes-Oxley Act of 2002

c)     Certifications pursuant to Sec 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Advanced Equities Late Stage Opportunities Fund I, LLC

By:	/s/ Byron Crowe
Name:	Byron Crowe
Title:	Principal Executive Officer
Date:	August 30, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Byron Crowe
Name:	Byron Crowe
Title:	Principal Executive Officer
Date:	August 30, 2009

By:	/s/ Matthew Reynolds
Name:	Matthew Reynolds
Title:	Principal Financial Officer
Date:	August 30, 2009